Description of Business (Details Narrative) - Restaurants	Jun. 30, 2021	Dec. 31, 2020	Oct. 11, 2020	Dec. 31, 2019
Number of restaurants	32	32		9
Franchisees [Member]
Number of restaurants	17	16
WingHouse [Member]
Number of restaurants	19	24
WingHouse [Member] | Florida [Member]
Number of restaurants			24
Dick's Wings [Member]
Number of restaurants	20	20
Dick's Wings [Member] | Florida [Member]
Number of restaurants	16	16